Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

14 INCOME TAX

The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are:

	2024	2023	2022
	USD	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	551,987	156,991	465,309

Withholding taxes:
Withholding taxes	1,220,098	498,000	427,628

Income tax expense reported in the consolidated statement of comprehensive income	1,772,085	654,991	892,937

Deferred tax assets / (liabilities) relates to the following:

	Consolidated statement of financial position		Consolidated statement of comprehensive income
	2024	2023	2024	2023
	USD	USD	USD	USD

Provisions	-	-	-	-
Accelerated depreciation for tax purposes	844	1,384	-	-
Losses available for offsetting against future taxable income	-	-	-	-
Deferred tax expense / (benefit)
Deferred tax assets	844	1,384	-	-

The Group’s exposure to taxes stems from:

(1)	Anghami KSA: established in the Kingdom of Saudi Arabia and is subject to 5% withholding tax and 20% corporate income tax;

(2)	Anghami for Digital Content (ADC): established in Egypt and is subject to 20% withholding tax and 22.5% corporate income; and

(3)	Digi Music SAL (Offshore): established in Lebanon and is subject to 7.5% withholding tax.

In 2024, there is no deferred tax assets not recognised.

The majority of withholding tax (WHT) incurred on distributions from foreign jurisdiction are comprised of distributions made from subsidiary entities (mainly Anghami KSA and ADC) to the Group. In addition, WHT include taxes paid by the Group for income generated from Telco partners. These Telco partners operate in countries where the Group does not have an operating entity and has service agreements with Telco companies. The tax on services performed by non-resident Group is deducted from the Group’s payments received from the Telco partners based on WHT rates for the respective countries which are established as part of the existing WHT regimes for each country.

On 9 December 2022, the UAE Ministry of Finance released the Federal Decree Law No. 47 of 2022 on the Taxation of Corporations and Businesses (the Law) to enact a Federal Corporate Tax (CT) regime in the UAE. The CT regime will become effective for accounting periods beginning on or after 1 June 2023.

The Cabinet of Ministers Decision No. 116 / 2022 effective from 2023, specifies the threshold of income over which the 9% tax rate would apply and accordingly, the Law is now considered to be substantively enacted. A rate of 9% will apply to taxable income exceeding AED 375,000, a rate of 0% will apply to taxable income not exceeding AED 375,000.

The Group has assessed the deferred tax implications for the year ended December 31, 2024 and, after considering its interpretations of applicable tax law, official pronouncements, cabinet decisions and ministerial decisions (especially with regard to transition rules), it has been concluded that there is no impact for the year.